CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Fulfillment expenses	$ 14,398,579	$ 16,956,520	$ 13,096,731
Sales and marketing	45,753,811	40,205,943	27,461,813
General and administrative	11,036,905	8,496,574	9,068,864
Research and development	1,105,535	1,808,422	1,669,323
Total operating expenses	72,294,830	67,432,698	51,296,731
Loss from operations	(13,655,691)	4,616,144	7,564,843
Finance expense, net	(2,615,282)	(2,513,847)	(925,543)
Foreign exchange (loss)/gain, net	979,103	(392,955)	(306,730)
Net Income/(loss)	(13,485,152)	1,934,898	6,149,867
Less: Accretion on convertible redeemable preferred shares to redemption value		(1,022,461)	(3,038,407)
Less: Extinguishment of convertible redeemable preferred shares			(24,763,245)
Net (loss)/income attributable to ECMOHO Limited’s ordinary shareholders	(13,298,912)	962,337	(21,807,558)
Net income/(loss) attributable to ECMOHO Limited	(13,298,912)	2,296,555	6,123,990
Foreign currency translation adjustment, net of nil tax	6,360,165	(887,407)	(681,407)
Comprehensive income/(loss) attributable to ECMOHO Limited	(6,996,649)	1,452,289	5,453,917
ECMOHO LIMITED
Operating expenses:
Fulfillment expenses	(40,898)
Sales and marketing	(192,685)
General and administrative	(1,538,732)	(616,906)	(521,616)
Research and development	(28,740)
Total operating expenses	(1,801,055)	(616,906)	(521,616)
Loss from operations	(1,801,055)	(616,906)	(521,616)
Finance expense, net	(264,176)
Foreign exchange (loss)/gain, net	103,132
Equity in income(loss) of subsidiaries and VIEs	(11,336,812)	2,601,704	6,515,710
Net Income/(loss)	(13,298,912)	1,984,798	5,994,094
Less: Extinguishment of convertible redeemable preferred shares			(24,763,245)
Net (loss)/income attributable to ECMOHO Limited’s ordinary shareholders	(13,298,912)	962,337	(21,807,558)
Net income/(loss) attributable to ECMOHO Limited	(13,298,912)	1,984,798	59,994,094
Foreign currency translation adjustment, net of nil tax	6,302,263	(844,266)	(670,073)
Comprehensive income/(loss) attributable to ECMOHO Limited	$ (6,996,649)	1,140,532	5,324,021
ECMOHO LIMITED | Round A Convertible Redeemable Preferred Shares
Operating expenses:
Less: Accretion on convertible redeemable preferred shares to redemption value			(1,018,493)
ECMOHO LIMITED | Round B Convertible Redeemable Preferred Shares
Operating expenses:
Less: Accretion on convertible redeemable preferred shares to redemption value			(1,574,737)
ECMOHO LIMITED | Series A Convertible Redeemable Preferred Shares
Operating expenses:
Less: Accretion on convertible redeemable preferred shares to redemption value		$ (1,022,461)	$ (445,177)